Details of Subsidiaries, PRC Domestic Entities and PRC Domestic Entities Subsidiaries (Detail)		12 Months Ended
	Nov. 04, 2010	Dec. 31, 2012 Selovo Investments Limited ("Selovo")	Dec. 31, 2012 Pendiary Investments Limited ("Pendiary")	Dec. 31, 2012 China Index Academy Limited (formerly known as "Max Impact")	Dec. 31, 2012 Bravo Work Investments Limited ("Bravo Work")	Dec. 31, 2012 SouFun International Limited (formerly known as "China Index")	Dec. 31, 2012 China Home Holdings Limited ("China Home")	Dec. 31, 2012 China Home Holdings (BVI) Limited ("China Home (BVI)")	Dec. 31, 2012 China Home Holdings (HK) Limited ("China Home(HK)")	Dec. 31, 2012 China Real Estate Agent University ("China Real Estate")	Dec. 31, 2012 Wall Street Index Research Center LLC ("Wall Street")	Dec. 31, 2012 China Property Holdings Limited ("China Property")	Dec. 31, 2012 China Property Holdings (BVI) Limited ("China Property(BVI)")	Dec. 31, 2012 Hong Kong Property Network Limited ("HK Property")	Dec. 31, 2012 Best Scholar Holdings Limited ("Best Scholar")	Dec. 31, 2012 Best Scholar Holdings (Delaware) Limited ("Best Scholar (Delaware)")	Dec. 31, 2012 Best Work Holdings (New York) LLC ("Best Work")	Dec. 31, 2012 Sou You Tian Xia Holdings Limited ("Sou You Tian Xia")	Dec. 31, 2012 Sou You Tian Xia Holdings (BVI) Limited ("Sou You Tian Xia (BVI)")	Dec. 31, 2012 Sou You Tian Xia Holdings (HK) Limited ("Sou You Tian Xia (HK)")	Dec. 31, 2012 Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. ("BeijingTuoShi)	Dec. 31, 2012 Beijing Jia Shang Li Nian Network Technology Co., Ltd ("Beijing Jia Shang")	Dec. 31, 2012 Beijing Sou You Tian Xia Network Technology Co., Ltd ("Beijing Sou You Tian Xia")	Dec. 31, 2012 Beijing Hua Ju Tian Xia Network Technology Co., Ltd ("Beijing Hua Ju Tian Xia")	Dec. 31, 2012 Beijing Li Man Wan Jia Network Technology Co., Ltd ("Beijing Li Man Wan Jia")	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd., ("Beijing Hong An")	Dec. 31, 2012 Shanghai SouFun Information Co., Ltd ("SouFun Shanghai")	Dec. 31, 2012 SouFun Information (Shenzhen) Co., Ltd ("SouFun Shenzhen")	Dec. 31, 2012 SouFun Information (Tianjin) Co Ltd ("SouFun Tianjin")	Dec. 31, 2012 Tianjin SouFun Network Technology Co., Ltd. ("Tianjin SouFun Network")	Dec. 31, 2012 SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media")	Dec. 31, 2012 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network")	Dec. 31, 2012 Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., ("Beijing Zhongzhi")	Dec. 31, 2012 Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., ("Zhongzhi Xun Bo")	Dec. 31, 2012 Beijing Jia Tian Xia Advertising Co., Ltd. ("Beijing Advertising")	Dec. 31, 2012 Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet")	Dec. 31, 2012 Beijing China Index Information Co., Ltd. ("Beijing China Index")	Dec. 31, 2012 Shanghai Jia Biao Tang Advertising Co., Ltd. ("Shanghai JBT Advertising")	Dec. 31, 2012 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology")	Dec. 31, 2012 Shanghai China Index Consultancy Co., Ltd. ("Shanghai China Index")	Dec. 31, 2012 Shanghai SouFun Advertising Co., Ltd. ("Shanghai Advertising")	Dec. 31, 2012 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2012 Tianjin Jia Tian Xia Advertising Co., Ltd. ("Tianjin JTX Advertising")	Dec. 31, 2012 Beijing Li Tian Rong Ze Technology Development Co., Ltd., ("Beijing Li Tian Rong Ze")	Dec. 31, 2012 Beijing Yi Ran Ju Ke Technology Development Co., Ltd., ("Beijing YiRanJuKe")	Dec. 31, 2012 Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd., ("Beijing Li Tian Rong Ze Wan Jia")	Dec. 31, 2012 Guangxi Overseas Talent Industrial Park Investment Co. Ltd.
Summary of Investment Holdings [Line Items]
Date of Establishment		Aug. 10, 2007	Aug. 16, 2007	Oct. 26, 2007	Oct. 29, 2007	Aug. 07, 2000	Apr. 16, 2010	Apr. 16, 2010	May 12, 2010	May 12, 2010	Nov. 01, 2011	Apr. 26, 2011	Apr. 26, 2011	May 19, 2011	Jul. 01, 2011	Mar. 03, 2011	Mar. 14, 2011	Aug. 31, 2011	Aug. 31, 2011	Sep. 28, 2011	Mar. 01, 2011	Jun. 09, 2011	May 24, 2012	Jul. 25, 2012	Jul. 25, 2012	Jan. 01, 2011	May 31, 2000	Jun. 23, 2000	Mar. 02, 2001	Mar. 01, 2012	Nov. 28, 2002	Mar. 16, 2006	Jun. 05, 2007	Jan. 06, 2012	Sep. 01, 2000	Dec. 17, 2003	Nov. 08, 2004	Jul. 07, 2005	Mar. 14, 2006	Dec. 12, 2006	Dec. 12, 2006	Dec. 21, 2006	Nov. 22, 2007	Sep. 10, 2009	Sep. 10, 2011	Dec. 01, 2012	Dec. 01, 2012
Place of Establishment		British Virgin Islands ("BVI")	BVI	Hong Kong	Hong Kong	Hong Kong	Cayman Islands	BVI	Hong Kong	Hong Kong	New York	Cayman Islands	BVI	Hong Kong	BVI	Delaware	New York	Cayman Islands	BVI	Hong Kong	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC
Percentage of Ownership by the Company	1.01%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Principal Activities		Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of marketing services, listing services and e-commerce services	Provision of marketing services and listing services	Provision of other value-added services and products	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of other value-added services and products	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Investment, management and operation of industrial park